Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 413,182,184	$ 13,814,182	$ 371,092,421	$ 290,441,208
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	198,916,897	6,650,515	178,308,222	126,225,119
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	42,658,686	1,426,235	35,903,202	26,157,277
Electronic components manufacturing service [member]
Disclosure of products and services [line items]
Operating revenue	165,789,479	5,542,945	151,890,384	133,948,016
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 5,817,122	$ 194,487	$ 4,990,613	$ 4,110,796